Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2011
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits
NOTE H: PENSIONS AND OTHER POSTRETIREMENT BENEFITS
The Company has defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. The Company’s plans are funded in conformity with the funding requirements of applicable government regulations.
In addition to providing pension benefits, the Company sponsors several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.
Upon completion of the restructuring activity discussed in Note D: Restructuring, approximately 850 full-time positions will be reduced. The Company has included the estimated impact of the planned reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2011. As a result, the benefit obligation of the pension plans and other postretirement plans increased by approximately $10,500 and $4,200, respectively. Included in the following tables are charges recognized for termination benefits and curtailment as a result of the restructuring plan. In 2012, the Company expects to recognize additional expense of approximately $1,800 related to a reduction in the expected remaining future service lifetime of certain participants in the Canadian plans. These costs are being recognized over the estimated future service period of the affected participants.
The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive income (loss) related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits

Year Ended April 30,	2011	2010	2009	2011	2010	2009

Service cost	$7,504	$5,755	$5,871	$1,620	$1,525	$1,892
Interest cost	25,491	24,788	26,263	2,775	2,607	2,540
Expected return on plan assets	(26,848)	(22,894)	(29,905)	—	—	—
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Settlement loss	—	—	9,908	—	—	—
Curtailment	4,095	—	—	—	—	—
Termination benefit cost	8,395	—	—	2,413	—	—

Net periodic benefit cost	$30,077	$15,302	$14,792	$5,783	$2,600	$3,213

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive income (loss) before income taxes:
Prior service cost arising during the year	$(359)	$(1,334)	$—	$(925)	$—	$—
Net actuarial (loss) gain arising during the year	(13,533)	(13,713)	(74,195)	(7,769)	(3,248)	4,645
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Curtailment	4,095	—	—	—	—	—
Foreign currency translation	(2,032)	(5,932)	2,517	104	173	(231)
Other adjustments	—	(71)	—	—	—	—

Net change for year	$(389)	$(13,397)	$(69,023)	$(9,615)	$(4,607)	$3,195

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.80%	7.40%	6.60%	5.80%	7.40%	6.60%
Expected return on plan assets	7.50	7.75	7.75	—	—	—
Rate of compensation increase	4.15	3.79	3.84	—	—	—
Canadian plans:
Discount rate	5.30%	5.40%	6.10%	5.30%	5.40%	6.10%
Expected return on plan assets	7.08	7.33	7.25	—	—	—
Rate of compensation increase	4.00	4.00	4.00	—	—	—

The Company uses a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations.
The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$450,728	$362,720	$45,592	$38,182
Service cost	7,504	5,755	1,620	1,525
Interest cost	25,491	24,788	2,775	2,607
Amendments	359	1,334	925	—
Actuarial loss	30,276	64,423	7,769	3,248
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	8,446	16,594	1,270	1,602
Curtailment	2,151	—	—	—
Termination benefit cost	8,395	—	2,413	—
Other adjustments	—	—	22	17

Benefit obligation at end of the year	$503,346	$450,728	$59,789	$45,592

Change in plan assets:
Fair value of plan assets at beginning of the year	$367,322	$300,482	$—	$—
Actual return on plan assets	45,743	73,604	—	—
Company contributions	16,779	4,436	2,576	1,572
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	7,760	13,756	—	—
Other adjustments	—	(70)	21	17

Fair value of plan assets at end of the year	$407,600	$367,322	$—	$—

Funded status of the plans	$(95,746)	$(83,406)	$(59,789)	$(45,592)

Other noncurrent assets	$2,976	$3,562	$—	$—
Defined benefit pensions	(98,722)	(86,968)	—	—
Postretirement benefits other than pensions	—	—	(59,789)	(45,592)

Net benefit liability	$(95,746)	$(83,406)	$(59,789)	$(45,592)

The following table summarizes amounts recognized in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2011	2010	2011	2010

Net actuarial (loss) gain	$(134,306)	$(131,489)	$6,683	$14,885
Prior service (cost) credit	(4,809)	(7,237)	2,129	3,542

Total recognized in accumulated other comprehensive income (loss)	$(139,115)	$(138,726)	$8,812	$18,427

During 2012, the Company expects to recognize amortization of net actuarial losses and prior service cost of $8,973 and $746, respectively, in net periodic benefit cost.
The following table sets forth the assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2011	2010	2011	2010

Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	5.50%	5.80%	5.50%	5.80%
Rate of compensation increase	4.14	4.13	—	—
Canadian plans:
Discount rate	5.00%	5.30%	5.00%	5.30%
Rate of compensation increase	4.00	4.00	—	—
For 2012, the assumed health care trend rates are 8.5 percent and 7.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.
A one-percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2011:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$193	$(138)
Effect on benefit obligation	2,792	(2,455)

The following table sets forth selective information pertaining to the Company’s Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2011	2010	2011	2010

Benefit obligation at end of the year	$123,600	$112,672	$12,898	$11,586
Fair value of plan assets at end of the year	113,814	99,103	—	—

Funded status of the plans	$(9,786)	$(13,569)	$(12,898)	$(11,586)

Service cost	$1,470	$1,112	$34	$62
Interest cost	5,713	5,491	596	632
Expected return on plan assets	(6,912)	(5,988)	—	—
Curtailment	185	—	—	—
Termination benefit cost	933	—	—	—
Company contributions	4,629	1,698	771	665
Participant contributions	498	410	—	—
Benefits paid	(8,595)	(8,238)	(771)	(665)
Actual return on plan assets	10,419	15,649	—	—
Net periodic benefit cost	6,231	2,746	590	694
Amortization of net actuarial loss (gain)	4,836	2,116	(39)	—
The following table sets forth additional information related to the Company’s defined benefit pension plans.

	April 30,
	2011	2010

Accumulated benefit obligation for all pension plans	$468,604	$422,166
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	436,329	290,762
Fair value of plan assets	371,895	225,244
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	473,555	423,270
Fair value of plan assets	374,741	336,454
The Company employs a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, management considers the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies.
The following table summarizes the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Fair Value at	Fair Value at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Cash and cash equivalents(A)	$6,006	$—	$—	$6,006	$5,048
Equity securities:
U.S.(B)	82,457	18,930	4,777	106,164	96,405
International(C)	40,189	41,808	—	81,997	72,786
Fixed-income securities:
Bonds(D)	65,126	17,610	—	82,736	86,852
Fixed income(E)	45,515	34,544	—	80,059	63,843
Other types of investments:
Hedge funds(F)	—	—	37,451	37,451	33,163
Private equity funds(G)	—	—	13,187	13,187	9,225

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600	$367,322

(A)	This category includes money market holdings classified as Level 1 and valued at fair value.

(B)	This category is invested primarily in a portfolio of common stocks included in the Russell 1000 Index and traded on active exchanges. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges. The Level 3 assets are valued at approximate fair value.

(C)	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside of the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of bonds traded on active exchanges.

(E)	This category is comprised of a core fixed-income fund that invests at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of fixed-income securities traded on active exchanges.

(F)	This category is comprised of two hedge funds. The funds are classified as Level 3 assets and valued using significant unobservable inputs including the funds’ own assumptions. One of the funds has a one-year lock up which has expired and quarterly liquidity with 65 days notice. The second fund has a two-year lock up on initial and subsequent purchases expiring on December 31, 2011.

(G)	This category is comprised of private equity funds consisting of primary limited partnership interests in corporate finance and venture capital funds. The funds are classified as Level 3 and valued using significant unobservable inputs including the funds’ own assumptions. The funds are not liquid and distributions began in calendar 2010.
The following table presents a rollforward of activity for Level 3 assets between May 1, 2010 and April 30, 2011.

	U.S. Equity	Hedge	Private
	Securities	Funds	Equity Funds	Total

Balance at May 1, 2010	$2,391	$33,163	$9,225	$44,779
Actual return on plan assets still held at reporting date	698	1,988	1,750	4,436
Purchases	1,688	2,300	2,212	6,200

Balance at April 30, 2011	$4,777	$37,451	$13,187	$55,415

The Company’s current investment policy is to have approximately 42 percent of assets invested in equity securities, 39 percent in fixed-income securities, and 19 percent in cash and other investments. Included in equity securities were 317,552 of the Company’s common shares at April 30, 2011 and 2010. The market value of these shares was $23,839 at April 30, 2011. The Company paid dividends of $521 on these shares during 2011.
The Company expects to contribute approximately $20 million to the defined benefit pension plans in 2012. The Company expects to make the following benefit payments for the defined benefit pension and other postretirement benefit plans: $36 million in 2012, $34 million in each of the years 2013 through 2016, and $185 million in 2017 through 2021.